Income Taxes Changes in Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 610	$ 440	$ 429
Additions attributable to tax positions taken in the current year	8	0	20
Additions attributable to tax positions taken in prior years	18	178	0
Reduction attributable to tax positions taken in prior years	(20)	0	(1)
Settlements	0	0	(5)
Lapse of statute	(1)	(8)	(3)
Balance at end of year	$ 615	$ 610	$ 440